Angel Oak Mortgage Trust 2020-5 ABS-15G

Exhibit 99.6

Exception Grades - REP-6187
Run Date - 7/22/2020 2:47:22 AM
AMC Loan ID	Customer Loan ID	Seller Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	Exception	Exception Detail	Exception Information	Compensating Factors	Follow-up Comments	Cleared Date	Waived Date	Exception Level Grade	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Fitch Overall Initial Loan Grade	Fitch Overall Final Loan Grade	Fitch Credit Initial Loan Grade	Fitch Credit Final Loan Grade	Fitch Compliance Initial Loan Grade	Fitch Compliance Final Loan Grade	Fitch Property Initial Loan Grade	Fitch Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable?	Alternate Loan ID	15e Category
900017687						Credit	Credit	Miscellaneous	Credit Exception:	Missing Lender's Loan Approval			xx/xx/xxxx received Lender's Loan Approval			1		FL	Second Home	Purchase		D	B	D	B	A	A	A	A	Non-QM	Non-QM			Credit
900017687						Credit	Credit	Miscellaneous	Credit Exception:	- Lender Exception: Real Estate Commission up to 10% (max is 8% per guidelines). Mortgage Exception Approval Form (p 165)		Per (REDACTED) has agreement with builder to permit 10% in this area.	Guidelines allow for exceptions			2		FL	Second Home	Purchase		D	B	D	B	A	A	A	A	Non-QM	Non-QM			Credit